Equity - Summary of Reserves and Other Equity Interest (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Miscellaneous equity [abstract]
Paid-in capital in excess of par value	₩ 13,190,274		₩ 13,190,274
Losses on sales of treasury shares	(477,358)		(477,358)
Other capital surplus	3,920,602		3,933,818
Total	₩ 16,633,518	$ 11,514,671	₩ 16,646,734